Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable as of September 30, 2022 and December 31, 2021 consisted of the following:

	September 30, 2022	December 31, 2021
Trade payables	$1,143,649	$1,101,028
Accrued payroll and related expenses	1,380,194	1,593,925
Accrued expenses	122,311	255,820
Customer deposits	6,882	36,491
Total	$2,653,036	$2,987,264

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Trade payables	$1,101,028	$398,155
Accrued payroll and related expenses	1,593,925	997,410
Accrued expenses	255,820	48,911
Customer deposits	36,491	-
Total	$2,987,264	$1,444,476